ACCRUED LIABILITIES	12 Months Ended
Oct. 31, 2012
Accrued Liabilities
ACCRUED LIABILITIES

10.  ACCRUED LIABILITIES:

   Accrued liabilities consist of the following at October 31, 2012 and 2011.

	10/31/12	10/31/11
Payroll	$58,431	$62,555
Security and Other Deposits	42,322	39,267
Professional Fees	58,891	45,682
Real Estate Taxes	79,020	78,124
Other	72,433	190,307
Total	$311,097	$415,935